Vessels Under Construction (Detail) $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($) vessel	Dec. 31, 2017 USD ($)
Long-term Purchase Commitment [Line Items]
Payments made towards commitments for construction of certain carriers and tankers	$ 349,169	$ 444,493
Newbuildings
Long-term Purchase Commitment [Line Items]
Expected cost of project	800,000
Payments made towards commitments for construction of certain carriers and tankers	349,200
Estimated remaining payments required under newbuilding contract, remainder of 2018	244,100
Estimated remaining payments required under newbuilding contract, 2019	$ 250,000
Newbuildings | Liquefied Natural Gas
Long-term Purchase Commitment [Line Items]
Number of vessels | vessel	4
Debt instrument, principal amount	$ 371,000
Newbuildings | Delivery Year, Remainder of fiscal year | Liquefied Natural Gas
Long-term Purchase Commitment [Line Items]
Number of vessels | vessel	2
Newbuildings | Delivery in 2019 | Liquefied Natural Gas
Long-term Purchase Commitment [Line Items]
Number of vessels | vessel	2